Related Parties (Details) - Schedule of current assets – related parties - Other Current Assets [Member] - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties		$ 13,491	$ 5,134
Shareholders of All Weather [Member]
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties		4,603	3,680
Beijing Fucheng Prospect Technology Co., Ltd [Member]
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties		267
Loan to Tingo [Member]
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties	[1]	8,099
Convertible loan to Micronet [Member]
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties	[1]		535
Shareholders of Guangxi Zhongtong [Member]
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties		$ 522	$ 919

[1]	Tingo’s loan- as discussed in Note 13.